Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Schedule of stock options plan
	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2023	150,633,001	$0.0045- 1,121,250,000	$0.0307
Granted	-	-	-
Exercised	(1)	$1,121,250,000	1,121,250,000
Expired	-	-	-
Balance outstanding, March 31, 2023	150,633,000	$0.0045-3.00	$0.0306
Balance exercisable, March 31, 2023	120,591,791	$0.0045-3.00	$0.0371

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2020	58,133,001	$0.005-1,121,250,000	$0.03704
Granted	67,500,000	0.005-0.0375	0.0104
Exercised	(42,500,000)	-	-
Expired	-	-	-
Balance, December 31, 2021	83,133,001	0.005-1,121,250,000	0.0274
Granted	67,500,000	0.0045	0.0045
Exercised	-	-	-
Expired	-	-	-
Balance outstanding, December 31, 2022	150,633,001	$0.0045-1,121,250,000	$0.0307
Balance exercisable, December 31, 2022	87,212,671	$0.0045-1,121,250,000	$0.0497

Schedule of stock option outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$3.0000	518,000	3.80	$3.0000	518,000	3.80	$3.000
2.0000	115,000	6.72	2.0000	115,000	6.72	2.0000
0.0375	65,000,000	8.73	0.0375	65,000,000	8.73	0.0375
0.005	17,500,000	7.84	0.0050	17,500,000	7.84	0.0050
0.0045	67,500,000	9.72	0.0045	37,458,791	9.97	0.0045
$0.0045 – 3.000	150,633,000	6.18	$0.0307	120,591,791	6.18	$0.0371

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	0.01	$1,121,250,000	1	0.01	$1,121,250,000
3.0000	518,000	4.04	3.0000	518,000	4.04	3.0000
2.0000	115,000	6.97	2.0000	115,000	6.97	2.0000
0.0375	65,000,000	8.98	0.0375	65,000,000	8.98	0.0375
0.005	17,500,000	8.08	0.0050	17,500,000	8.08	0.0050
0.0045	67,500,000	9.97	0.0045	4,079,670	9.97	0.0045
$0.0045 – 1,121,250,000	150,633,001	6.43	$0.0307	87,212,671	6.43	$0.0497